Discontinued Operations and Properties Held for Sale (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 03, 2012	Dec. 31, 2010	Sep. 30, 2013 property	Sep. 30, 2013 property	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Long Lived Assets Held-for-sale [Line Items]
Number of Real Estate Properties			2	2
Disposal Group, Including Discontinued Operation, Revenue				$ 400
Disposal Group, Including Discontinued Operation, Agreed Upon Sales Price				700
Proceeds from sale of property held for sale	600	0	6,300		553	553	0
Gain (Loss) on Sale of Assets and Asset Impairment Charges	500		900
Impairment Loss on Held For Sale Properties	$ 100
Occupied [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of Real Estate Properties			1	1
Vacant [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of Real Estate Properties			1	1		1	2